SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leasehold improvements
Property and equipment, net
Property and equipment, estimated useful life	Shorter of the lease term or their estimated useful lives	Shorter of the lease term or their estimated useful lives	Shorter of the lease term or their estimated useful lives
Buildings | Minimum
Property and equipment, net
Property and equipment, estimated useful life	20 years	20 years	20 years
Buildings | Maximum
Property and equipment, net
Property and equipment, estimated useful life	40 years	40 years	40 years
Furniture, fixtures and equipment | Minimum
Property and equipment, net
Property and equipment, estimated useful life	3 years	3 years	3 years
Furniture, fixtures and equipment | Maximum
Property and equipment, net
Property and equipment, estimated useful life	10 years	10 years	10 years
Motor vehicles
Property and equipment, net
Property and equipment, estimated useful life	5 years	5 years	5 years